DEFINED CONTRIBUTION PLAN (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Cash contributions	$ 119,322	$ 111,759